Cash and Cash Equivalents and Financial Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash and Cash Equivalents and Financial Investments
4. Cash and Cash Equivalents and Financial Investments
Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of financial institutions linked to interest rate of the Interbank Deposits (“DI”), in repurchase agreement, financial bills, and in short term investments funds, whose portfolio comprised of Brazilian Federal Government bonds and in certificates of deposit of financial institutions; (ii) outside Brazil, in certificates of deposit of financial institutions and in short term investments funds, whose portfolio comprised of Federal Government bonds; and (iii) in currency and interest rate hedging instruments.
The financial assets were classified in Note 34.j, based on business model of financial assets of the Company and its subsidiaries.
Cash, cash equivalents and financial investments amounted to R$ 5,712,097 as of December 31, 2019 (R$ 6,994,406 as of December 31, 2018) are as follows:
a. Cash and Cash Equivalents
Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2019	12/31/2018

Cash and bank deposits
In local currency	182,237	117,231
In foreign currency	102,755	88,251

Financial investments considered cash equivalents
In local currency
Fixed-income securities	1,780,939	3,722,308
In foreign currency
Fixed-income securities	49,448	11,161

Total cash and cash equivalents	2,115,379	3,938,951

b. Financial Investments and Currency and Interest Rate Hedging Instruments
The financial investments, which are not classified as cash and cash equivalents, are presented as follows:

	12/31/2019	12/31/2018

Financial investments
In local currency
Fixed-income securities and funds	2,610,686	2,537,315

In foreign currency
Fixed-income securities and funds	303,417	154,811

Currency and interest rate hedging instruments (a)	682,615	363,329

Total financial investments	3,596,718	3,055,455

Current	3,090,212	2,853,106
Non-current	506,506	202,349

(a)	Accumulated gains, net of income tax (see Note 34.i).